EQUITY - Distributions Made to each Class of Partnership Units (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Partnership Units [Line Items]
Limited Partners			$ 1,234	$ 1,741
Distributions to specified holders	$ 309	$ 315	$ 627	$ 630
Distributions per unit (in dollars per share)	$ 0.300	$ 0.335	$ 0.625	$ 0.680
Limited partners
Schedule of Partnership Units [Line Items]
Limited Partners	$ 111	$ 113	$ 225	$ 226
REUs | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited Partners			402	404
Distributions to specified holders	196	200	398	400
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions to specified holders	$ 2	$ 2	$ 4	$ 4